Transactions and Balances with Related Parties (Details)								1 Months Ended		12 Months Ended
	Nov. 11, 2021 USD ($)	Apr. 08, 2021 USD ($)	Oct. 15, 2020 USD ($)	Apr. 19, 2020 USD ($)	Feb. 12, 2020	Jan. 13, 2020 USD ($)	May 01, 2019 USD ($)	Oct. 26, 2022 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 26, 2022 ILS (₪)	Oct. 31, 2021
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of provision for bonus										$ 77,000	$ 86,000
Provision for bonus										$ 349,000	118,000	$ 53,000
Description of directors and officers liability insurance					On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of USD 0.001 par value at an exercise price of USD 0.29.					The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 4 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 195, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.
Intercompany agreement, description							In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40 thousand (approximately USD 11 thousand), a finder’s fee of 5% of any investment of equity or debt introduced by him to the Company and reimbursement of expenses of up to USD 1 thousand per month.
Amount of finder fees							$ 125,000
Options granted												189,000
Invested amount		$ 300,000	$ 750,000
Aggregate amount		$ 2,250,000
Share capital percentage		47.69%
Loan amount	$ 250,000
Interest rate	4.00%													5.63%
Capital notes issued				$ 2,000,000		$ 2,000
Extended loans									$ 4,000,000
Annual interest repaid percentage									4.00%
Consultancy services fee								$ 16,500					₪ 57,500
Gross proceeds paid percentage								7.00%
Consideration paid percentage								8.00%
Advance to suppliers										$ 228,000
Securities issuance										$ 2,000,000
Eventer Discount										20.00%
Interest										6.00%
Directors [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties										$ 81,000	195,000	734,000
Related Parties [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties										$ 263,000	$ 583,000	$ 189,000
Jeffs’ Brands [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Consultancy services fee								$ 121,000					₪ 425,000